Goodwill - Schedule of Tabular Form of Allocating Goodwill to Cash Generating Units (Details) - CAD ($) $ in Thousands	Apr. 30, 2024	Apr. 30, 2023
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	$ 7,687	$ 19,171
Goodwill Including Preliminary Value	7,687	19,171
Oss [Member]
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	3,056	3,109
Utrecht [Member]
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	4,631	4,710
Bio strand [Member]
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	$ 0	$ 11,352